Share capital	6 Months Ended
Jun. 30, 2026
Share capital.
Share capital

13. Share capital

	Number of shares
	Common shares	Treasury shares	Total
Balance as of January 1, 2025	184,354,496	(56,061,527)	128,292,969
Sale of treasury shares	—	12,898,903	12,898,903
Movement of shares under liquidity agreement	—	6,268	6,268
Acquisition of shares forfeited from DSPPP	—	(5,848)	(5,848)
Balance as of June 30, 2025	184,354,496	(43,162,204)	141,192,292
Shares reclassed as treasury shares under IFRS 2	—	(29,944,420)	(29,944,420)
Balance as of June 30, 2025 IFRS 2	184,354,496	(73,106,624)	111,247,872

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2026	218,654,496	(70,822,682)	147,831,814
Sale of treasury ADS’s and shares	—	9,512,234	9,512,234
Movement of shares under liquidity agreement	—	(28,524)	(28,524)
Balance as of June 30, 2026	218,654,496	(61,338,972)	157,315,524
Shares reclassed as treasury shares under IFRS 2	—	(29,904,690)	(29,904,690)
Balance as of June 30, 2026 IFRS 2	218,654,496	(91,243,662)	127,410,834

As of June 30, 2026, 157,315,524 shares were outstanding excluding 61,338,972 treasury shares directly held by Addex Pharma SA and including 29,904,690 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2 (note 14). Of the treasury shares, 21,133,320 were held on the form of ADSs as of June 30, 2026.

As of June 30, 2025, 141,192,292 shares were outstanding excluding 43,162,204 treasury shares directly held by Addex Pharma SA and including 29,944,420 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2 (note 14).

The Group maintains a liquidity agreement with Kepler Cheuvreux (“Kepler”). Under the agreement, the Group has provided Kepler with cash and shares to enable them to buy and sell the Company’s shares. As of June 30, 2026, 173,475 (December 31, 2025: 144,951) treasury shares are recorded under this agreement in the treasury share reserve and CHF 3,984 (December 31, 2025: CHF 5,130) is recorded in other financial assets.

During the six-month period ended June 30, 2026, the Group sold 9,512,234 treasury shares at an average price of CHF 0.045 per share for total gross proceeds of CHF 426,820 (during the six-month period ended June 30, 2025, the Group sold 12,898,903 treasury shares at an average price of CHF 0.06 per share for total gross proceeds of CHF 777,546). Of these treasury shares 8,866,680 were sold under the form of ADSs through the At The Market Agreement with H.C. Wainwright at an average price of USD 6.75 per ADS (equivalent to CHF 0.045 per share) for gross proceeds of USD 498,536 (CHF 394,148). The remaining 645,554 treasury shares have been sold under the sale agency agreement with Kepler Cheuvreux at an average price of CHF 0.051 per share for gross proceeds of CHF 32,672.